Stock Option Plan - Summary of Information about Stock Options (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	37,419
Options Outstanding, Aggregate intrinsic value | $	$ 370
Options Exercisable, Number exercisable (in shares)	9,814
Options Exercisable, Aggregate intrinsic value | $	$ 119
26.63 to 35.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	5,946
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 33.21
Options Outstanding, Weighted average remaining contractual term	2 years 11 days
Options Exercisable, Number exercisable (in shares)	2,853
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 33.44
Options Exercisable, Weighted average remaining contractual term	1 year 11 months 19 days
37.75 to 48.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	31,473
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 41.58
Options Outstanding, Weighted average remaining contractual term	5 years 10 months 28 days
Options Exercisable, Number exercisable (in shares)	6,961
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 39.96
Options Exercisable, Weighted average remaining contractual term	4 years 11 months 1 day